NOV-02-2006 17:21 From: To:7202777103Ø P.2/2

CIK 1073475

06061025

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

RECD S.E.C.

NOV 0 2006

1086

1-33126

By Facsimile and First Class Mail

November 2, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
NOV 0 9 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on November 2, 2006 The Nasdaq Stock Market (the "Exchange") received from Citizens First Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common stock, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,